Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Amortized Cost
Amortized Cost	₨ 4,416,934.2	$ 58,217.1	₨ 4,241,981.6
Fair Value
Total	4,388,563.1	57,843.2	₨ 4,275,449.9
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	63,824.9
Over one year through five years	78,315.3
Over five years through ten years	774.2
Over ten years	64.4
Amortized Cost	142,978.8
Fair Value
Within one year	64,300.8	847.5
Over one year through five years	78,781.6	1,038.4
Over five years through ten years	771.9	10.2
Over ten years	63.3	0.8
Total	₨ 143,917.6	$ 1,896.9